BANK LOAN	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
BANK LOAN

12. BANK LOAN

In September 2024, the Company’s subsidiary, Tianjin Lobo entered into a line of credit agreement of $410,998 (RMB3.000,000) with a financing company at an annual interest rate of 8.89%. The Company pays principal and interest monthly, and the credit agreement expires on August 31, 2027. $141,419 of the principal is classified as short-term, and remaining $168,718 of the principal is classified as long-term as of June 30, 2025.

In January and April of 2025, the Company’s subsidiary, Jiangsu Lobo entered into a line of credit agreement and has drawn a total of $1,481,385 (at average foreign exchange rate of RMB10,700,000) with a financing company at an annual interest rate between 3.01% and 3.35%. The Company pays interest monthly or quarterly, and pay principal when each tranche of the borrowings expires between Jan and April of 2026. All of the principal of $1,493,662 are classified as short-term as of June 30, 2025.

For the six months ended June 30, 2025 and 2024, the Company recorded interest expenses of $27,833 and $5168, respectively.

13. BANK LOAN

On April 21, 2021, the Company’s subsidiary, Wuxi Jinbang entered into a line of credit agreement of $219,691 (RMB1,400,000) with Jiangsu Changjiang Commercial Bank with an annual interest rate of 8.40%. The Company pays interest monthly, the principal balance is due no more than 72 months, and the credit agreement expires on April 20, 2027. In April 2023, the Company paid off the entire balance of the line of credit.

On September 26, 2023, Wuxi Jinbang drew $140,847 (RMB1,000,000) from the credit agreement pursuit to the same term above. The Company recorded the amount in long-term loan as of December 31, 2023. As of December 31, 2024, the loan had not been repaid. As the Company completed the sale of Wuxi Jinbang on December 15 ,2024, this bank loan was not included in the consolidated balance sheet of the Company as of December 31, 2024.

On September 1, 2024, the Company’s subsidiary, Tianjin Lobo entered into a line of credit agreement of $410,998 (RMB3.000,000) with a financing company at an annual interest rate of 8.89%. The Company pays principal and interest monthly, and the credit agreement expires on August 31, 2027. $132,777 of the principal are due in 2025 thus classified as short-term, and remaining $236,513 of the principal is classified as long-term.

For the years ended December 31, 2024, 2023 and 2022, the Company recorded interest expenses of $35,701, $7,929, and $16,715, respectively.